INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 -INTANGIBLE ASSETS

Intangible assets:

	December 31,
	2023	2022
Commercial license
Cost	$2,509	$2,030
Accumulated amortization	(686)	(407)
Amortized cost	$1,823	$1,623

In September 2020, Piedmont signed a 10-year agreement for the commercial MRO services for aviation components. Under this contract Honeywell licensed Piedmont as an authorized MRO station of APU  331-20X.

Estimated amortization expenses for the five succeeding years is $279 thousands per year.